iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
V2X, Inc.
(a)
............................. 4,438 $ 242,093
a
Automobile Components  — 3.2%
Adient PLC
(a)
............................ 10,693 204,985
Dana, Inc. .............................. 12,842 305,126
Gentherm, Inc.
(a)
......................... 6,938 252,335
Patrick Industries, Inc. ..................... 2,282 247,437
Phinia, Inc. ............................. 4,364 273,579
Standard Motor Products, Inc. ................ 6,573 242,215
Strattec Security Corp.
(a)
.................... 3,907 297,479
Visteon Corp. ........................... 2,062 196,096
2,019,252
a
Automobiles  — 0.5%
Winnebago Industries, Inc. .................. 7,125 288,705
a
Banks  — 17.0%
1st Source Corp. ......................... 3,966 247,835
Associated Banc-Corp. ..................... 9,911 255,307
Atlantic Union Bankshares Corp. .............. 6,929 244,594
BankUnited, Inc. ......................... 6,225 277,448
Banner Corp. ........................... 3,824 239,612
Beacon Financial Corp. ..................... 9,757 257,292
Business First Bancshares, Inc. ............... 10,250 267,935
Byline Bancorp, Inc. ....................... 8,824 257,220
Cadence Bank .......................... 6,482 277,689
Capitol Federal Financial, Inc. ................ 39,558 269,390
CNB Financial Corp. ....................... 9,695 253,718
Customers Bancorp, Inc.
(a)
................... 3,564 260,600
Enterprise Financial Services Corp. ............ 4,167 225,018
Equity Bancshares, Inc., Class A .............. 6,293 280,982
First Business Financial Services, Inc. ........... 4,900 266,070
First Financial Bancorp ..................... 9,680 242,194
First Financial Corp. ....................... 4,324 261,256
First Interstate BancSystem, Inc., Class A ........ 7,834 271,056
First Mid Bancshares, Inc. ................... 6,311 246,129
Flushing Financial Corp. .................... 18,567 281,661
Great Southern Bancorp, Inc. ................. 4,033 248,272
Hancock Whitney Corp. .................... 4,152 264,399
Home Bancorp, Inc. ....................... 4,533 262,007
Live Oak Bancshares, Inc. ................... 6,866 235,847
Metropolitan Bank Holding Corp. .............. 3,310 252,752
Mid Penn Bancorp, Inc. ..................... 8,463 262,522
Midland States Bancorp, Inc. ................. 13,916 294,602
National Bank Holdings Corp., Class A .......... 6,501 247,103
OFG Bancorp ........................... 5,697 233,463
Old Second Bancorp, Inc. ................... 13,886 270,777
Origin Bancorp, Inc. ....................... 6,560 246,722
Pathward Financial, Inc. .................... 3,070 217,970
Provident Financial Services, Inc. .............. 12,297 242,866
QCR Holdings, Inc. ....................... 3,271 272,474
S&T Bancorp, Inc. ........................ 6,488 255,303
Shore Bancshares, Inc. ..................... 14,838 262,336
Simmons First National Corp., Class A .......... 12,335 232,515
Third Coast Bancshares, Inc.
(a)
................ 6,406 243,492
United Bankshares, Inc. .................... 6,686 256,742
Univest Financial Corp. ..................... 8,094 264,998
Valley National Bancorp .................... 25,399 296,660
WaFd, Inc. ............................. 7,803 249,930
10,796,758
a
Security Shares Value
a
Biotechnology  — 1.2%
Protagonist Therapeutics, Inc.
(a)(b)
.............. 4,341 $ 379,143
Veracyte, Inc.
(a)
.......................... 8,449 355,703
734,846
a
Building Products  — 2.4%
Apogee Enterprises, Inc. .................... 5,805 211,360
AZZ, Inc. .............................. 2,260 242,227
Insteel Industries, Inc. ...................... 6,650 210,605
Janus International Group, Inc.
(a)
.............. 24,794 162,153
Masterbrand, Inc.
(a)
....................... 20,077 221,650
Quanex Building Products Corp. ............... 12,161 187,036
Resideo Technologies, Inc.
(a)
................. 7,649 268,633
1,503,664
a
Chemicals  — 2.0%
Avient Corp. ............................ 6,826 213,244
Cabot Corp. ............................ 3,130 207,456
HB Fuller Co. ........................... 4,179 248,483
LSB Industries, Inc.
(a)
...................... 31,291 265,974
Perimeter Solutions, Inc.
(a)
................... 11,579 318,770
1,253,927
a
Commercial Services & Supplies  — 2.4%
ACCO Brands Corp. ....................... 63,471 236,747
CoreCivic, Inc.
(a)
......................... 12,582 240,442
Healthcare Services Group, Inc.
(a)
.............. 16,422 313,988
MillerKnoll, Inc. .......................... 12,143 221,974
OPENLANE, Inc.
(a)
........................ 8,864 263,970
UniFirst Corp. ........................... 1,450 279,705
1,556,826
a
Communications Equipment  — 1.3%
Digi International, Inc.
(a)
..................... 7,487 324,112
NETGEAR, Inc.
(a)
......................... 9,392 230,386
NetScout Systems, Inc.
(a)
................... 10,305 278,853
833,351
a
Construction & Engineering  — 2.6%
Arcosa, Inc. ............................ 2,578 274,093
Great Lakes Dredge & Dock Corp.
(a)
............ 21,985 288,443
Matrix Service Co.
(a)
....................... 17,100 200,070
NWPX Infrastructure, Inc.
(a)
.................. 4,840 302,452
Primoris Services Corp. .................... 2,200 273,108
Tutor Perini Corp. ........................ 4,409 295,491
1,633,657
a
Consumer Finance  — 1.2%
Green Dot Corp., Class A
(a)
.................. 18,818 241,059
NerdWallet, Inc., Class A
(a)
................... 25,159 340,904
PROG Holdings, Inc. ...................... 7,250 213,803
795,766
a
Consumer Staples Distribution & Retail  — 1.2%
Andersons, Inc. (The) ...................... 6,302 335,077
Grocery Outlet Holding Corp.
(a)(b)
............... 14,115 142,562
United Natural Foods, Inc.
(a)
.................. 9,064 305,185
782,824
a
Containers & Packaging  — 0.9%
Greif, Inc., Class A, NVS .................... 3,925 265,723
Myers Industries, Inc. ...................... 15,313 286,659
552,382
a
Distributors  — 0.6%
Gold.com, Inc. ........................... 10,950 372,848
a

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Consumer Services  — 0.4%
Graham Holdings Co., Class B ................ 236 $ 259,270
a
Diversified REITs  — 0.8%
Alexander & Baldwin, Inc. ................... 13,254 273,562
Broadstone Net Lease, Inc. .................. 13,959 242,468
516,030
a
Diversified Telecommunication Services  — 0.4%
Bandwidth, Inc., Class A
(a)
................... 17,435 269,371
a
Electric Utilities  — 0.4%
Otter Tail Corp. .......................... 3,043 245,905
a
Electrical Equipment  — 1.1%
Allient, Inc. ............................. 5,750 309,062
EnerSys ............................... 2,513 368,783
677,845
a
Electronic Equipment, Instruments & Components  — 2.0%
Insight Enterprises, Inc.
(a)
................... 1,996 162,614
Kimball Electronics, Inc.
(a)(b)
.................. 8,905 247,737
Plexus Corp.
(a)
........................... 1,920 282,240
ScanSource, Inc.
(a)
........................ 5,918 231,157
Vishay Precision Group, Inc.
(a)
................ 9,006 346,731
1,270,479
a
Energy Equipment & Services  — 3.1%
Expro Group Holdings N.V.
(a)
................. 20,721 276,625
Helmerich & Payne, Inc. .................... 12,388 355,288
Innovex International, Inc.
(a)
.................. 14,852 324,813
Oceaneering International, Inc.
(a)
.............. 10,724 257,698
TETRA Technologies, Inc.
(a)
.................. 54,594 511,546
Tidewater, Inc.
(a)(b)
........................ 4,261 215,223
1,941,193
a
Financial Services  — 1.5%
Enact Holdings, Inc. ....................... 7,025 278,471
Essent Group Ltd. ........................ 4,086 265,631
NMI Holdings, Inc.
(a)
....................... 6,646 271,090
Repay Holdings Corp.
(a)
.................... 43,756 159,710
974,902
a
Food Products  — 1.5%
Cal-Maine Foods, Inc. ...................... 2,264 180,147
Dole PLC .............................. 18,014 270,030
Fresh Del Monte Produce, Inc. ................ 7,302 260,170
Mission Produce, Inc.
(a)
..................... 20,477 237,533
947,880
a
Gas Utilities  — 1.3%
Northwest Natural Holding Co. ................ 6,172 288,479
ONE Gas, Inc. ........................... 3,358 259,406
Spire, Inc. .............................. 3,404 281,511
829,396
a
Ground Transportation  — 0.8%
Marten Transport Ltd. ...................... 21,548 245,216
Werner Enterprises, Inc. .................... 8,885 266,639
511,855
a
Health Care Equipment & Supplies  — 3.3%
CONMED Corp. .......................... 4,699 190,779
ICU Medical, Inc.
(a)
........................ 2,008 286,481
LivaNova PLC
(a)
.......................... 4,533 278,916
Omnicell, Inc.
(a)
.......................... 7,866 356,330
OraSure Technologies, Inc.
(a)
................. 77,145 186,691
Tactile Systems Technology, Inc.
(a)
............. 19,259 558,511
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.
(a)
..................... 22,154 $ 258,094
2,115,802
a
Health Care Providers & Services  — 4.6%
Addus HomeCare Corp.
(a)
................... 2,262 242,916
Astrana Health, Inc.
(a)(b)
..................... 7,992 198,281
Castle Biosciences, Inc.
(a)
................... 10,676 415,296
Enhabit, Inc.
(a)
........................... 32,531 299,936
Fulgent Genetics, Inc.
(a)
.................... 11,563 303,760
LifeStance Health Group, Inc.
(a)(b)
.............. 46,620 328,205
Pediatrix Medical Group, Inc.
(a)
................ 14,846 317,556
Progyny, Inc.
(a)
........................... 10,776 276,728
Select Medical Holdings Corp. ................ 19,703 292,590
U.S. Physical Therapy, Inc. .................. 3,093 241,532
2,916,800
a
Health Care Technology  — 0.8%
HealthStream, Inc. ........................ 9,483 218,773
TruBridge, Inc.
(a)(b)
........................ 12,779 282,032
500,805
a
Hotel & Resort REITs  — 0.8%
Apple Hospitality REIT, Inc. .................. 20,523 243,198
Sunstone Hotel Investors, Inc. ................ 28,228 252,358
495,556
a
Hotels, Restaurants & Leisure  — 1.5%
Cracker Barrel Old Country Store, Inc. ........... 4,358 110,693
Dave & Buster's Entertainment, Inc.
(a)
........... 10,105 163,802
El Pollo Loco Holdings, Inc.
(a)
................. 23,995 250,988
Pursuit Attractions and Hospitality, Inc.
(a) (b)
........ 6,899 232,358
Target Hospitality Corp.
(a)(b)
.................. 28,293 226,627
984,468
a
Household Durables  — 0.6%
Cricut, Inc., Class A ....................... 45,043 222,963
Hovnanian Enterprises, Inc., Class A
(a)
........... 1,903 185,618
408,581
a
Household Products  — 0.4%
Central Garden & Pet Co., Class A, NVS
(a)
........ 7,980 232,936
a
Insurance  — 5.6%
Bowhead Specialty Holdings, Inc.
(a)
............. 8,216 234,485
CNO Financial Group, Inc. ................... 6,494 275,800
Donegal Group, Inc., Class A ................. 14,526 290,229
Fidelis Insurance Holdings Ltd. ................ 14,804 289,714
Hamilton Insurance Group Ltd., Class B
(a)
........ 10,752 299,981
HCI Group, Inc. .......................... 1,538 294,819
Heritage Insurance Holdings, Inc.
(a)
............. 11,264 329,585
Horace Mann Educators Corp. ................ 5,575 257,453
Kingstone Companies, Inc. .................. 19,045 320,527
Mercury General Corp. ..................... 3,310 311,339
United Fire Group, Inc. ..................... 8,339 303,123
Universal Insurance Holdings, Inc. ............. 10,510 355,238
3,562,293
a
Interactive Media & Services  — 1 .1%
Shutterstock, Inc. ......................... 12,268 234,319
Yelp, Inc.
(a)
............................. 8,129 247,040
Ziff Davis, Inc.
(a)
.......................... 6,708 235,786
717,145
a
IT Services  — 0.4%
ASGN, Inc.
(a)
............................ 4,725 227,603
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Leisure Products  — 0.9%
Johnson Outdoors, Inc., Class A ............... 6,326 $ 268,538
Polaris, Inc. ............................. 4,551 287,851
556,389
a
Life Sciences Tools & Services  — 0.4%
Azenta, Inc.
(a)
........................... 8,394 279,184
a
Machinery  — 2.8%
Astec Industries, Inc. ...................... 5,512 238,780
Douglas Dynamics, Inc. .................... 7,613 248,565
Greenbrier Companies, Inc. (The) .............. 5,472 255,761
Helios Technologies, Inc. .................... 4,726 252,794
Hillman Solutions Corp.
(a)
................... 25,946 224,692
Proto Labs, Inc.
(a)
......................... 5,122 259,122
Terex Corp.
(b)
........................... 5,163 275,601
1,755,315
a
Marine Transportation  — 0.9%
Genco Shipping & Trading Ltd. ................ 15,026 276,929
Matson, Inc. ............................ 2,464 304,427
581,356
a
Media  — 0.7%
Boston Omaha Corp., Class A
(a)
............... 19,154 236,935
TEGNA, Inc. ............................ 12,163 236,084
473,019
a
Metals & Mining  — 3.0%
Alpha Metallurgical Resources, Inc.
(a)
........... 1,718 343,394
Commercial Metals Co. ..................... 4,473 309,621
Constellium SE, Class A
(a)
................... 17,691 333,476
Kaiser Aluminum Corp. ..................... 3,291 378,004
SSR Mining, Inc.
(a)
........................ 13,313 291,821
Worthington Steel, Inc. ..................... 7,721 267,301
1,923,617
a
Multi-Utilities  — 1.4%
Black Hills Corp. ......................... 4,378 303,921
Northwestern Energy Group, Inc. .............. 4,572 295,077
Unitil Corp. ............................. 5,432 263,126
862,124
a
Oil, Gas & Consumable Fuels  — 4.5%
Ardmore Shipping Corp. .................... 21,799 230,851
California Resources Corp. .................. 5,137 229,675
Clean Energy Fuels Corp.
(a)
.................. 98,317 206,466
Magnolia Oil & Gas Corp., Class A ............. 10,263 224,657
Nordic American Tankers Ltd. ................ 82,029 282,180
Par Pacific Holdings, Inc.
(a)
.................. 7,467 262,390
Peabody Energy Corp. ..................... 14,732 437,540
SandRidge Energy, Inc. .................... 21,650 312,410
Scorpio Tankers, Inc. ...................... 5,086 258,521
Vitesse Energy, Inc. ....................... 9,594 184,781
World Kinect Corp. ........................ 9,527 223,218
2,852,689
a
Passenger Airlines  — 0.3%
SkyWest, Inc.
(a)
.......................... 2,148 215,681
a
Personal Care Products  — 0.9%
Medifast, Inc.
(a)
.......................... 18,191 194,280
Nu Skin Enterprises, Inc., Class A .............. 20,971 201,741
USANA Health Sciences, Inc.
(a)
............... 8,007 157,177
553,198
a
Security Shares Value
a
Pharmaceuticals  — 1.2%
Amphastar Pharmaceuticals, Inc.
(a)
............. 8,337 $ 223,265
Innoviva, Inc.
(a)
.......................... 12,882 257,511
Supernus Pharmaceuticals, Inc.
(a)
.............. 5,698 283,191
763,967
a
Professional Services  — 0.9%
ICF International, Inc. ...................... 2,599 221,695
Upwork, Inc.
(a)(b)
.......................... 16,656 330,122
551,817
a
Retail REITs  — 1.2%
Acadia Realty Trust ....................... 13,223 271,601
InvenTrust Properties Corp. .................. 8,896 250,956
Kite Realty Group Trust ..................... 11,233 269,255
791,812
a
Semiconductors & Semiconductor Equipment  — 1.8%
Axcelis Technologies, Inc.
(a)(b)
................. 3,250 261,105
Diodes, Inc.
(a)
........................... 4,687 231,256
Photronics, Inc.
(a)
......................... 11,308 361,856
Ultra Clean Holdings, Inc.
(a)
.................. 10,842 274,628
1,128,845
a
Software  — 1.5%
Adeia, Inc. ............................. 16,969 292,715
I3 Verticals, Inc., Class A
(a)(b)
................. 8,117 204,467
Mitek Systems, Inc.
(a)
...................... 25,597 270,049
OneSpan, Inc. ........................... 16,883 216,778
984,009
a
Specialized REITs  — 0.4%
Farmland Partners, Inc. .................... 23,262 225,409
a
Specialty Retail  — 4.7%
Academy Sports & Outdoors, Inc. .............. 4,764 238,009
American Eagle Outfitters, Inc. ................ 19,810 522,390
Arko Corp. ............................. 51,021 231,635
Asbury Automotive Group, Inc.
(a)
............... 1,016 236,251
Caleres, Inc. ............................ 17,124 208,399
Genesco, Inc.
(a)
.......................... 8,108 200,835
Lands' End, Inc.
(a)(b)
....................... 18,167 263,785
Sally Beauty Holdings, Inc.
(a)(b)
................ 18,619 265,507
Shoe Carnival, Inc. ........................ 12,209 206,088
Signet Jewelers Ltd. ....................... 2,931 242,921
Zumiez, Inc.
(a)(b)
.......................... 14,872 387,416
3,003,236
a
Textiles, Apparel & Luxury Goods  — 0.7%
G-III Apparel Group Ltd. .................... 9,446 273,556
Oxford Industries, Inc. ..................... 5,866 200,617
474,173
a
Trading Companies & Distributors  — 1.3%
DNOW, Inc.
(a)
........................... 15,951 211,351
Hudson Technologies, Inc.
(a)
................. 25,300 173,305
McGrath RentCorp ........................ 2,110 221,402
Rush Enterprises, Inc., Class A ............... 4,451 240,087
846,145
a
Water Utilities  — 0.8%
California Water Service Group ............... 5,438 235,629
Consolidated Water Co. Ltd. ................. 7,705 271,909
507,538
a
Total Long-Term Investments — 99.6%
(Cost: $61,615,999) ................................. 63,302,537

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(c)(d)(e)
...................... 2,874,375 $ 2,875,812
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.72%
(c)(d)
............................ 311,523 311,523
a
Total Short-Term Securities — 5.0%
(Cost: $ 3,186,842) .................................. 3,187,335
Security Value
Total Investments — 104.6%
(Cost: $64,802,841) ................................. $ 66,489,872
Liabilities in Excess of Other Assets — (4.6)% ............... (2,937,391)
Net Assets — 100.0% ................................. $ 63,552,481
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,845,632  $ 1,030,236
(a)
$ —  $ (172) $ 116  $ 2,875,812  2,874,375  $ 13,859
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,416,923  —  (3,105,400)
(a)
—  —  311,523  311,523  32,175  —
$ (172) $ 116
$ 3,187,335
$ 46,034  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 11 03/20/26 $ 137 $ (3,119)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Ardmore Shipping Corp. ............... JPMorgan Chase Bank NA USD 3,072 02/09/26 0.40% 1D OBFR01 Monthly $ (308)
Atlantic Union Bankshares Corp. ......... Goldman Sachs Bank USA 7,637 08/18/26 0.40% 1D FEDL01 Monthly (330)
Axcelis Technologies, Inc. .............. Goldman Sachs Bank USA 3,316 08/18/26 0.40% 1D FEDL01 Monthly (263)
BankUnited, Inc. .................... Goldman Sachs Bank USA 12,817 08/18/26 0.40% 1D FEDL01 Monthly (293)
Cadence Bank ..................... Goldman Sachs Bank USA 12,701 08/18/26 0.40% 1D FEDL01 Monthly (192)
Genco Shipping & Trading Ltd. ........... Goldman Sachs Bank USA 3,242 08/18/26 0.40% 1D FEDL01 Monthly 57
Janus International Group, Inc. ........... JPMorgan Chase Bank NA 1,763 02/09/26 0.40% 1D OBFR01 Monthly 121
Kimball Electronics, Inc. ............... Goldman Sachs Bank USA 3,064 08/18/26 0.40% 1D FEDL01 Monthly (198)
Mission Produce, Inc. ................. Goldman Sachs Bank USA 3,058 08/18/26 0.40% 1D FEDL01 Monthly (273)
NetScout Systems, Inc. ................ Goldman Sachs Bank USA 3,379 08/18/26 0.40% 1D FEDL01 Monthly (78)
ONE Gas, Inc. ...................... JPMorgan Chase Bank NA 3,041 02/09/26 0.40% 1D OBFR01 Monthly (28)
Pathward Financial, Inc. ............... Goldman Sachs Bank USA 10,105 08/18/26 0.40% 1D FEDL01 Monthly (306)
Provident Financial Services, Inc. ......... Goldman Sachs Bank USA 11,596 08/18/26 0.40% 1D FEDL01 Monthly (654)
WaFd, Inc. ........................ BNP Paribas 1,060 08/19/27 0.20% 1D OBFR01 Monthly (36)
WaFd, Inc. ........................ Goldman Sachs Bank USA 9,091 08/18/26 0.40% 1D FEDL01 Monthly (379)
Yelp, Inc. ......................... JPMorgan Chase Bank NA 2,709 02/09/26 0.40% 1D OBFR01 Monthly 86
Zumiez, Inc. ....................... JPMorgan Chase Bank NA 5,124 02/09/26 0.40% 1D OBFR01 Monthly (618)
Total long positions of equity swaps (3,692)
Net dividends and financing fees (172)
Total equity swap contracts including dividends and financing fees $ (3,864)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
US Small Cap Value Factor ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 63,302,537  $ —  $ —  $ 63,302,537
Short-Term Securities
Money Market Funds ..................................... 3,187,335  —  —  3,187,335
$ 66,489,872  $ —  $ —  $ 66,489,872
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ —  $ 264  $ —  $ 264
Liabilities
Equity Contracts .......................................... (3,119) (4,128) —  (7,247)
$ (3,119) $ (3,864) $ —  $ (6,983)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)